UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 78.56%

AEROSPACE & DEFENSE - 1.85%
Abacus Innovations Corp. 3.274%, 06/15/2023 (b)	$615,000	$622,085
B/E Aerospace, Inc. 3.787%, 12/16/2021 (b)	1,045,000	1,052,054
CPI International, Inc. 4.25%, 11/17/2017 (b)	1,160,374	1,158,924
Sequa Corp. 5.25%, 06/19/2017 (b)	1,864,250	1,770,570
TransDigm Group, Inc. 3.75%, 06/04/2021 (b)	487,500	491,841
TransDigm, Inc. 3.75%, 05/13/2022 (b)	250,621	253,170
		5,348,644
AUTOMOTIVE - 1.91%
American Tire Distributors, Inc. 5.25%, 09/01/2021 (b)	691,206	690,487
Camping World 4.50%, 11/03/2023 (b)	935,000	950,969
Federal-Mogul Corp. 4.75%, 04/15/2021 (b)	291,281	289,097
KAR Auction Services, Inc. 4.25%, 03/03/2023 (b)	645,125	654,902
Metaldyne, LLC 3.75%, 10/20/2021 (b)	442,420	444,263
Midas Intermediate Holdco II, LLC 4.50%, 08/18/2021 (b)	446,574	452,714
Navistar, Inc. 6.50%, 08/17/2017 (b)	646,250	655,298
Tower Automotive Holdings USA, LLC 4.00%, 04/23/2020 (b)	845,855	852,198
TRADER Corp. 5.00%, 08/09/2023 (b)	525,000	532,437
		5,522,365
BEVERAGE & FOOD - 1.12%
AdvancePierre Foods, Inc. 4.50%, 05/26/2023 (b) (e)	90,912	92,491
Dole Food Co., Inc. 4.508%, 11/01/2018 (b)	862,345	868,813
KFC Holding Co. 3.281%, 06/16/2023 (b)	781,075	793,646
Pinnacle Foods Finance, LLC 3.275%, 01/13/2023 (b)	860,653	875,896
US Foods, Inc. 3.77%, 06/15/2023 (b)	606,950	614,221
		3,245,067
BUILDING MATERIALS - 2.30%
CPG International, Inc. 4.75%, 09/30/2020 (b)	1,556,300	1,570,407
Floor and Decor Outlets of America, Inc. 5.25%, 10/31/2023 (b)	773,063	775,961
HD Supply, Inc.
3.588%, 08/13/2021 (b)	701,143	705,854
3.63%, 10/16/2023 (b)	99,750	100,644
Headwaters, Inc. 4.00%, 03/24/2022 (b)	1,156,482	1,164,618
Henry Company, LLC 5.50%, 09/30/2023 (b)	500,000	506,253
Jeld-Wen, Inc. 4.75%, 07/01/2022 (b)	700,000	709,734
Quikrete Holdings, Inc. 4.00%, 11/03/2023 (b) (e)	1,125,000	1,137,893
		6,671,364
CHEMICALS - 3.08%
Allnex S.à.r.l. 5.131%, 06/02/2023 (b)	300,021	303,022
Allnex USA, Inc. 5.131%, 06/02/2023 (b)	398,229	402,211
Chemours Co. 3.75%, 05/09/2022 (b)	662,759	661,105
ColourOz MidCo S.à.r.l.
4.50%, 09/07/2021 (b)	1,164,110	1,172,841
4.50%, 09/07/2021 (b)	192,441	193,884
Ineos Stryoultion US Holdings, LLC 4.75%, 09/30/2021 (b)	773,063	785,625
Kronos Worldwide, Inc. 4.00%, 02/18/2020 (b)	1,199,655	1,214,651

MacDermid, Inc. 5.00%, 10/13/2023 (b)	713,213	723,736
Nexeo Solutions, LLC 5.25%, 05/17/2023 (b)	895,500	904,455
Orion Engineered Carbons 4.75%, 07/23/2021 (b)	700,832	705,103
Road Infrastructure Investment, LLC 5.00%, 06/09/2023 (b)	510,000	515,340
Solenis International, LP
4.25%, 07/31/2021 (b)	602,912	605,613
7.75%, 07/29/2022 (b)	750,184	739,869
		8,927,455
CONSUMER PRODUCTS - 1.40%
Energizer Holdings, Inc. 3.25%, 05/06/2022 (b)	1,110,938	1,117,881
KIK Custom Products, Inc. 6.00%, 08/18/2022 (b)	1,777,500	1,797,497
NBTY, Inc. 5.00%, 05/31/2023 (b)	751,225	758,621
Spectrum Brands, Inc. 3.285%, 09/27/2022 (b)	384,025	389,820
		4,063,819
ENVIRONMENTAL - 1.77%
Advanced Disposal Services, Inc. 3.50%, 11/10/2023 (b)	937,333	946,904
Casella Waste Systems, Inc. 4.00%, 10/31/2023 (b)	440,000	444,952
GFL Environmental, Inc. 3.75%, 09/29/2023 (b)	375,000	376,718
Waste Industries USA, Inc. 3.52%, 02/27/2020 (b)	1,546,066	1,557,421
Wheelabrator Technologies
5.00%, 12/17/2021 (b)	1,204,830	1,210,601
5.00%, 12/17/2021 (b)	54,094	54,354
8.25%, 12/19/2022 (b)	550,000	530,750
		5,121,700
FINANCE - INSURANCE - 1.42%
Acrisure, LLC
5.75%, 05/19/2022 (b)	2,065,000	2,094,044
6.50%, 05/19/2022 (b)	11,119	11,285
AssuredPartners, Inc. 5.25%, 10/21/2022 (b)	523,688	531,936
Hub International Ltd. 4.00%, 10/02/2020 (b)	362,256	365,571
National Financial Partners Corp. 4.50%, 12/08/2023 (b) (e)	655,000	661,714
USI, Inc. 4.25%, 12/27/2019 (b)	453,944	457,303
		4,121,853
FINANCE - SERVICES - 2.72%
AlixPartners LLP 4.00%, 07/28/2022 (b)	1,824,936	1,843,351
Aretech Group, Inc. 2.00%, 05/21/2021 (b) (h)	1,449,728	1,268,512
Duff & Phelps Corp. 4.75%, 04/23/2020 (b)	693,452	700,171
EVO Payments International LLC 6.00%, 11/07/2023 (b)	1,150,000	1,158,625
Frank Russell Co. 6.75%, 04/14/2023 (b)	542,275	552,443
Ocwen Loan Servicing, LLC 6.00%, 12/31/2020 (b)	665,000	673,588
RCS Capital Corp. 8.00%, 07/30/2020 (b)	555,722	557,806
Virtu Financial, Inc. 4.25%, 10/21/2022 (b)	560,000	565,426
Walter Investment Management Corp. 4.75%, 12/18/2020 (b)	590,088	564,861
		7,884,783
FOOD & DRUG RETAILERS - 1.16%
Albertson's LLC
3.75%, 08/25/2021 (b)	835,296	846,347
4.00%, 12/21/2022 (b)	569,867	578,202
BJ's Warehouse Club, Inc. 4.50%, 09/26/2019 (b)	1,914,828	1,936,072
		3,360,621
GAMING - 3.00%
Amaya B.V. 5.00%, 08/02/2021 (b)	2,573,269	2,588,104
American Casino & Entertainment 4.25%, 07/07/2022 (b)	955,826	965,786
Aristocrat International Pty Ltd. 3.631%, 10/20/2021 (b)	612,617	620,146
Graton Economic Development Authority 4.75%, 09/01/2022 (b)	453,293	457,826

MGM Growth Properties Operating Partnership LP 3.50%, 04/07/2023 (b)	827,915	838,706
Pinnacle Entertainment, Inc. 3.77%, 04/13/2023 (b)	515,029	520,823
Scientific Games International, Inc. 6.00%, 10/18/2020 (b)	1,950,893	1,979,142
Station Casinos, LLC 3.75%, 06/30/2023 (b)	721,375	731,929
		8,702,462
GENERAL INDUSTRIAL MANUFACTURING - 3.13%
Aclara Technologies, LLC 6.75%, 08/17/2023 (b) (e)	573,563	585,751
Cortes NP Acquisition Corp. 6.00%, 12/31/2023 (b)	960,000	974,400
Doosan Infracore International, Inc. 4.50%, 05/28/2021 (b)	423,310	429,926
Filtration Group Corp.
4.25%, 11/20/2020 (b)	1,030,064	1,039,396
3.25%, 11/21/2020 (b) (e)	278,726	280,121
Gardner Denver, Inc. 4.25%, 07/30/2020 (b)	924,931	917,152
Manitowoc Foodservice, Inc. 5.75%, 02/06/2023 (b)	846,154	860,962
MTS Systems Corp. 5.00%, 06/28/2023 (b)	912,713	926,691
North American Lifting Holdings, Inc. 5.50%, 11/27/2020 (b)	986,261	861,336
Penn Engineering & Manufacturing Corp. 4.00%, 08/30/2021 (b)	626,794	629,928
WTG Holdings III Corp. 4.75%, 01/15/2021 (b)	1,553,363	1,566,962
		9,072,625
HEALTHCARE - 9.23%
Acadia Healthcare 3.75%, 02/28/2022 (b)	942,785	952,213
Air Medical Group Holdings, Inc. 4.25%, 04/28/2022 (b)	1,059,246	1,059,410
Albany Molecular Research, Inc. 6.006%, 07/16/2021 (b)	572,103	579,970
Alere, Inc. 4.25%, 06/10/2022 (b)	472,601	473,258
Avantor Performance Materials Holdings, Inc. 6.00%, 06/02/2022 (b)	743,428	758,296
Catalent Pharma Solutions 4.25%, 05/20/2021 (b)	793,318	800,612
CHG Healthcare Services, Inc. 4.75%, 06/30/2023 (b)	421,813	427,349
CHS/Community Health Systems, Inc.
3.75%, 12/31/2019 (b)	216,138	210,263
4.00%, 01/27/2021 (b)	588,268	571,479
Concentra, Inc. 4.001%, 04/08/2022 (b)	298,485	300,227
Concordia Healthcare Corp. 5.25%, 10/01/2021 (b)	298,938	234,916
Endo Financial, LLC/Endo Finco, Inc. 3.75%, 09/26/2022 (b)	1,534,500	1,544,366
Envision Healthcare Corp. 4.00%, 11/17/2023 (b)	650,000	658,535
ExamWorks Group, Inc. 4.75%, 07/27/2023 (b)	309,225	311,674
Greatbatch Ltd. 5.25%, 10/27/2022 (b)	826,650	831,817
HC Group Holdings III, Inc. 6.00%, 04/07/2022 (b)	1,165,100	1,124,322
HCA, Inc. 3.784%, 03/18/2023 (b)	538,643	546,117
inVentiv Health, Inc. 4.75%, 10/31/2023 (b)	795,000	803,375
Mallinckrodt International Finance S.A. 3.588%, 03/19/2021 (b)	678,465	681,796
MPH Acquisition Holdings, LLC 5.00%, 06/07/2023 (b)	2,797,781	2,851,247
NMSC Holdings, Inc. 6.00%, 03/31/2023 (b)	442,528	447,506
Patheon, Inc. 4.25%, 03/11/2021 (b)	1,980,425	1,998,169
Pharmaceutical Product Development, LLC 4.25%, 08/18/2022 (b)	1,785,580	1,807,899
Phibro Animal Health Corp. 4.00%, 04/16/2021 (b)	438,750	440,944
Press Ganey Holdings, Inc. 4.25%, 12/31/2023 (b)	640,000	644,602
RPI Finance Trust 3.176%, 10/06/2022 (b)	658,350	666,853
Sterigenics-Nordion Holdings, LLC 4.25%, 05/07/2022 (b)	767,231	772,509
Surgical Care Affiliates, Inc. 3.75%, 03/17/2022 (b)	932,663	941,411
Team Health, Inc. 3.75%, 05/25/2021 (b)	6,085	6,101
Valeant Pharmaceuticals International, Inc.
4.28%, 10/20/2018 (b)	54,414	54,353
5.00%, 02/13/2019 (b)	327,453	327,780
5.25%, 12/11/2019 (b)	277,847	277,872
5.25%, 08/05/2020 (b)	926,250	925,541
5.50%, 04/01/2022 (b)	1,062,449	1,064,797
VCVH Holding Corp. 6.00%, 06/30/2023 (b)	646,750	645,133
		26,742,712

HOTELS - 0.31%
ESH Hospitality, Inc. 3.77%, 08/31/2023 (b)	892,763	905,248

LEISURE & ENTERTAINMENT - 1.57%
CDS U.S. Intermediate Holdings, Inc. 5.00%, 06/25/2022 (b)	987,500	997,726
Formula One Group 4.75%, 07/30/2021 (b)	2,196,427	2,221,993
Intrawest Operations Group LLC 4.50%, 11/26/2020 (b)	530,000	537,727
UFC Holdings, LLC 5.00%, 09/29/2023 (b)	780,000	791,310
		4,548,756
MEDIA - BROADCAST - 4.62%
Beasley Mezzanine Holdings LLC 7.00%, 10/31/2023 (b)	705,000	706,763
CBS Radio, Inc. 4.50%, 10/06/2023 (b)	810,566	820,017
Cumulus Media Holdings, Inc. 4.25%, 12/23/2020 (b)	2,169,370	1,493,241
Entercom Radio, LLC 4.518%, 10/26/2023 (b)	925,000	938,154
Hubbard Radio, LLC 4.25%, 05/20/2022 (b)	1,008,247	1,003,841
ION Media Networks, Inc. 4.50%, 11/18/2020 (b)	1,549,659	1,568,068
Media General, Inc. 4.00%, 07/31/2020 (b)	342,548	343,031
Mission Broadcasting, Inc.
3.75%, 10/01/2020 (b)	668,438	674,537
3.00%, 09/26/2023 (b) (e)	95,727	96,699
Nexstar Broadcasting, Inc.
3.75%, 10/01/2020 (b)	758,019	764,936
3.00%, 09/26/2023 (b) (e)	1,074,273	1,085,182
Quincy Newspapers, Inc. 5.506%, 09/29/2022 (b)	629,541	634,660
Tribune Media Co. 3.77%, 12/27/2020 (b)	1,477,500	1,492,460
Univision Communications, Inc. 4.00%, 03/01/2020 (b)	1,734,964	1,746,736
		13,368,325
MEDIA - CABLE - 3.71%
Block Communications, Inc. 4.00%, 11/05/2021 (b)	628,422	637,063
Charter Comminications Operating LLC 3.005%, 01/15/2024 (b)	916,632	923,507
CSC Holdings, LLC 3.876%, 09/09/2024 (b)	500,000	506,250
Lions Gate Entertainment Corp. 3.75%, 10/13/2023 (b)	1,245,000	1,255,377
RCN Corp.
4.25%, 02/28/2020 (b)	694,889	697,061
3.75%, 12/11/2023 (b) (e)	1,150,000	1,159,660
UPC Financing Partnership 4.08%, 07/29/2024 (b)	790,000	799,504
Virgin Media Bristol LLC 2.75%, 01/31/2025 (b) (e)	1,175,000	1,181,980
WaveDivision Holdings, LLC 4.00%, 10/15/2019 (b)	1,153,524	1,163,473
WideOpenWest Finance, LLC 4.50%, 08/05/2023 (b)	1,730,663	1,751,673
Ziggo B.V.
3.652%, 01/15/2022 (b)	372,337	374,613
3.652%, 01/15/2022 (b)	220,660	222,009
3.701%, 01/15/2022 (b)	68,565	68,984
		10,741,154
MEDIA DIVERSIFIED & SERVICES - 2.82%
Ancestry.com Operations, Inc. 5.25%, 10/13/2023 (b)	1,410,000	1,427,181
Catalina Marketing Corp. 4.50%, 04/09/2021 (b)	1,036,918	907,303
Creative Artists Agency, LLC 5.004%, 12/10/2021 (b)	272,938	276,917
EMI Music Publishing Group 3.385%, 08/19/2022 (b)	566,030	570,394
IMG Worldwide, Inc. 5.25%, 05/06/2021 (b)	2,203,250	2,230,801
Learfield Communications, Inc. 4.25%, 12/31/2023 (b)	600,000	609,000
Match Group, Inc. 7.00%, 11/30/2022 (b)	425,000	431,907
Nielsen Finance, LLC 3.031%, 10/04/2023 (b)	590,000	597,744
Warner Music Group 3.75%, 10/20/2023 (b)	1,100,000	1,111,803
		8,163,050

METALS & MINING EXCLUDING STEEL - 0.59%
Novelis, Inc. 4.00%, 05/27/2022 (b)	688,142	693,410
Westmoreland Coal Co. 7.50%, 12/16/2020 (b) (e)	1,116,556	1,013,275
		1,706,685
NON-FOOD & DRUG RETAILERS - 2.86%
ABG Intermediate Holdings 5.50%, 05/27/2021 (b)	1,270,545	1,281,663
Ascena Retail Group, Inc. 5.25%, 07/29/2022 (b)	1,109,088	1,085,104
Bass Pro Group LLC 5.97%, 11/15/2023 (b)	850,000	843,170
Harbor Freight Tools USA, Inc. 4.137%, 08/16/2023 (b)	817,950	830,841
Jo-Ann Stores, LLC 6.256%, 10/23/2023 (b)	585,000	590,484
Michaels Stores, Inc. 3.75%, 01/27/2023 (b)	423,834	429,365
National Vision, Inc. 4.00%, 03/12/2021 (b)	698,847	697,100
Neiman Marcus Group, Inc. 4.25%, 10/23/2020 (b)	1,331,114	1,161,064
Petco Animal Supplies 5.00%, 01/31/2023 (b)	389,075	391,717
PetSmart, Inc. 4.00%, 03/10/2022 (b)	957,570	961,597
		8,272,105
OIL & GAS - 1.03%
American Energy - Marcellus, LLC 8.50%, 08/04/2021 (b) (g)	1,204,382	159,581
Floatel Delaware, LLC 6.00%, 06/29/2020 (b)	1,497,076	1,222,923
HGIM Corp. 5.50%, 06/18/2020 (b)	1,507,439	1,187,741
Seadrill Partners, LLC 4.00%, 02/21/2021 (b)	598,286	415,809
		2,986,054
PACKAGING - 2.76%
Anchor Glass Container Corp. 4.25%, 11/15/2023 (b)	495,000	500,106
Berry Plastics Corp. 3.50%, 02/10/2020 (b)	691,026	697,349
BWAY Intermediate Co., Inc. 4.754%, 08/14/2023 (b)	971,965	976,402
Hoffmaster Group, Inc. 5.50%, 11/30/2023 (b)	750,000	759,375
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (b)	602,912	608,941
8.25%, 07/29/2022 (b) (e)	866,789	865,164
Reynolds Group Holdings, Inc. 4.25%, 01/20/2023 (b)	987,525	1,002,002
SIG Combibloc Holdings S.C.A. 4.25%, 01/29/2022 (b)	1,023,964	1,033,886
Signode Industrial Group Lux S.A. 4.00%, 04/30/2021 (b)	762,210	769,832
TricorBraun, Inc.
4.75%, 11/29/2017 (b)	70,455	71,365
4.75%, 11/29/2023 (b)	704,545	713,648
		7,998,070
PRINTING & PUBLISHING - 1.21%
Cengage Learning, Inc. 5.25%, 06/30/2023 (b)	582,287	568,187
Harland Clarke Holdings Corp.
6.993%, 08/02/2019 (b)	370,000	371,079
7.00%, 12/31/2019 (b)	346,750	349,394
LSC Communications, Inc. 7.00%, 09/26/2022 (b)	642,833	649,663
McGraw Hill Global Education Holdings, LLC 5.00%, 05/31/2022 (b)	715,926	717,942
Tribune Publishing Co. 5.75%, 08/04/2021 (b)	853,619	852,551
		3,508,816
STEEL PRODUCERS & PRODUCTS - 0.38%
MRC Global (US), Inc. 5.00%, 11/08/2019 (b)	566,405	571,007
Zekelman Industries, Inc. 6.00%, 06/07/2021 (b)	522,375	528,252
		1,099,259

SUPPORT - SERVICES - 10.28%
Abb Con-Cise Optical Group, LLC 6.004%, 06/14/2023 (b)	329,175	333,701
Access CIG, LLC 6.004%, 10/18/2021 (b)	1,225,022	1,226,045
Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021 (b)	522,403	525,146
Aramark Corp. 3.338%, 02/24/2021 (b)	979,968	990,551
Asurion, LLC
4.02%, 07/08/2020 (b)	299,763	302,807
5.00%, 08/04/2022 (b)	1,241,749	1,259,909
4.75%, 10/31/2023 (b)	1,167,075	1,185,165
Brand Energy & Infrastructure Services, Inc. 4.75%, 11/26/2020 (b)	1,641,702	1,641,267
Brickman Group Ltd., LLC 4.00%, 12/18/2020 (b)	2,791,206	2,802,774
Camelot Finance LP 4.75%, 09/15/2023 (b)	1,700,738	1,723,765
Coinmach Corp. 4.253%, 11/14/2019 (b)	2,131,805	2,128,565
Garda World Security Corp.
4.004%, 11/06/2020 (b)	627,752	629,519
4.004%, 11/06/2020 (b)	160,588	161,040
Hertz Corp. 3.50%, 06/30/2023 (b)	520,729	523,617
Information Resources, Inc.
4.753%, 09/30/2020 (b)	890,896	896,834
5.25%, 12/20/2023 (b) (e)	1,300,000	1,311,375
9.25%, 12/20/2024 (b) (e)	950,000	946,837
Learning Care Group, Inc. 5.50%, 05/05/2021 (b)	524,345	529,589
Moneygram International, Inc. 4.25%, 03/27/2020 (b)	798,619	791,300
Pods, Inc., LLC 4.50%, 01/28/2022 (b)	1,473,717	1,491,217
Renaissance Learning, Inc. 4.50%, 04/09/2021 (b)	1,199,655	1,205,402
Safway Group Holding, LLC 5.75%, 08/31/2023 (b)	1,052,363	1,069,242
Sedgwick Claims Management Services 3.75%, 03/01/2021 (b)	781,310	784,658
ServiceMaster Co., LLC 3.27%, 11/03/2023 (b)	1,100,000	1,105,775
SiteOne Supply Holding, LLC 5.50%, 04/29/2022 (b)	401,471	405,486
TransUnion, LLC 3.50%, 04/09/2021 (b)	1,659,967	1,677,164
TriMark USA/TMK Hawk Parent Corp. 5.25%, 10/01/2021 (b)	323,280	324,762
USAGM HoldCo, LLC
5.50%, 07/28/2022 (b)	520,219	525,531
7.00%, 07/28/2022 (b)	103,345	104,401
USIC Holdings, Inc. 4.75%, 12/31/2023 (b)	675,000	682,030
WEX, Inc. 4.27%, 06/24/2023 (b)	487,550	495,587
		29,781,061
SUPPORT- SERVICES - 0.30%
West Corp. 3.27%, 06/17/2021 (b)	859,008	861,696

TECHNOLOGY - 5.76%
Avago Technologies Cayman Finance Ltd. 3.524%, 02/01/2023 (b)	1,766,699	1,794,639
BMC Foreign Holding Co. 5.00%, 09/10/2020 (b)	187,831	187,439
BMC Software Finance, Inc. 5.00%, 09/10/2020 (b)	613	610
Cavium, Inc. 3.75%, 08/09/2022 (b)	663,338	670,800
CommScope, Inc. 3.25%, 12/29/2022 (b)	743,119	751,479
Dell International, LLC 4.02%, 06/02/2023 (b)	1,600,000	1,629,472
Diebold, Inc. 5.25%, 03/17/2023 (b)	630,025	640,657
Genesys Telecommunications Laboratories, Inc. 6.25%, 11/17/2023 (b)	1,290,000	1,316,206
Global Payments, Inc. 3.034%, 04/22/2023 (b)	399,000	403,638
Informatica Corp. 4.50%, 06/03/2022 (b)	691,250	689,594
JDA Software Group, Inc. 4.50%, 10/31/2023 (b)	565,000	572,133
Kronos, Inc. 5.00%, 10/20/2023 (b)	640,000	649,002
Landslide Holdings, Inc. 5.50%, 09/30/2022 (b)	485,748	493,034
Linxens France S.A. 5.00%, 07/30/2022 (b) (e)	393,620	394,438
Mitel U.S. Holdings, Inc. 5.50%, 05/31/2022 (b)	648,850	656,798
ON Semiconductor Corp. 3.783%, 03/31/2023 (b)	778,050	789,371

Solarwinds Holdings, Inc. 5.50%, 02/03/2023 (b)	1,233,800	1,251,098
Solera LLC 5.75%, 02/09/2023 (b)	645,125	654,802
Sybil Software, LLC 5.00%, 08/03/2022 (b)	809,750	823,795
TTM Technologies, Inc. 5.25%, 05/07/2021 (b)	352,258	357,542
VF Holdings Corp. 4.75%, 06/16/2023 (b)	563,588	566,555
Western Digital Corp. 4.52%, 04/28/2023 (b)	656,700	668,192
Zebra Technologies Corp. 4.089%, 12/27/2021 (b)	719,530	728,923
		16,690,217
TELECOMMUNICATIONS - SATELLITES - 0.94%
DigitalGlobe, Inc. 3.508%, 12/22/2023 (b)	460,000	464,025
Global Eagle Entertainment, Inc. 7.00%, 12/22/2022 (b) (e)	405,000	399,431
Telesat Canada / Telesat, LLC 4.50%, 11/30/2023 (b)	1,032,413	1,048,860
Xplornet Communications, Inc. 7.00%, 09/30/2021 (b) (e)	788,438	797,307
		2,709,623
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 2.73%
Communications Sales & Leasing, Inc. 4.50%, 10/24/2022 (b)	1,475,053	1,498,285
Consolidated Communications, Inc.
4.00%, 09/26/2023 (b)	314,213	316,682
4.00%, 10/05/2023 (b) (e)	415,000	418,262
Equinix, Inc. 10.00%, 12/15/2023 (b) (e)	500,000	506,875
Level 3 Financing, Inc. 3.50%, 05/31/2022 (b)	689,082	698,412
Lightower Fiber Networks 4.088%, 04/13/2020 (b)	1,559,396	1,572,066
Masergy Communications, Inc.
5.50%, 12/29/2023 (b)	500,000	504,063
9.50%, 12/14/2024 (b)	400,000	399,000
Peak 10, Inc. 5.00%, 06/17/2021 (b)	556,485	562,745
SFR Group S.A. 5.002%, 01/08/2024 (b)	1,417,875	1,439,023
		7,915,413
TRANSPORTATION EXCLUDING AIR & RAIL - 0.32%
XPO Logistics, Inc. 4.25%, 10/30/2021 (b)	899,877	913,025

UTILITIES - ELECTRIC - 2.26%
Calpine Corp. 3.59%, 05/27/2022 (b) (e)	1,167,648	1,175,016
Dynegy, Inc. 5.00%, 07/31/2023 (b) (e)	645,000	654,272
Eastern Power, LLC 5.00%, 09/24/2021 (b)	1,114,054	1,125,752
Lightstone Generation LLC
6.50%, 12/15/2023 (b)	89,130	90,393
6.50%, 01/31/2024 (b) (e)	935,870	949,126
Sandy Creek Energy Associates, LP 5.00%, 11/09/2020 (b)	860,874	726,362
Texas Competitive Electric Holdings
5.00%, 08/04/2023 (b)	924,214	936,710
5.00%, 08/04/2023 (b)	210,786	213,636
Vistra Operations Co. LLC 4.00%, 12/13/2023 (b)	675,000	685,020
		6,556,287
UTILITIES - GAS - 0.02%
Southcross Holdings Borrower LP 3.50%, 04/13/2023 (b)	57,685	44,994
TOTAL BANK LOANS (Cost $226,729,518)		227,555,308

CORPORATE BONDS - 10.30%

AEROSPACE & DEFENSE - 0.22%
TransDigm, Inc. 6.00%, 07/15/2022	600,000	627,000

AUTOMOTIVE - 0.12%
ZF North America Capital, Inc. 4.75%, 04/29/2025 (d)	350,000	357,438

BEVERAGE & FOOD - 0.75%
AdvancePierre Foods Holdings, Inc. 5.50%, 12/15/2024 (d)	875,000	885,395
Post Holdings, Inc. 6.75%, 12/01/2021 (d)	1,200,000	1,284,000
		2,169,395
ENVIRONMENTAL - 0.21%
Covanta Holding Corp. 7.25%, 12/01/2020	600,000	613,050

FINANCE - BANKING - 1.41%
Ally Financial, Inc.
5.50%, 02/15/2017	800,000	803,500
4.75%, 09/10/2018	1,300,000	1,342,250
CIT Group, Inc. 6.625%, 04/01/2018 (d)	1,850,000	1,954,062
		4,099,812
GENERAL INDUSTRIAL MANUFACTURING - 0.28%
CNH Industrial Capital LLC 3.875%, 07/16/2018	800,000	815,000

HEALTHCARE - 0.99%
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (d)	825,000	870,458
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 02/15/2022	900,000	933,750
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,000,000	1,060,000
		2,864,208
LEISURE & ENTERTAINMENT - 0.22%
Viking Cruises Ltd. 8.50%, 10/15/2022 (c) (d)	600,000	624,750

MEDIA - CABLE - 1.89%
Cablevision Systems Corp. 8.625%, 09/15/2017	2,500,000	2,603,124
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 09/15/2020 (d)	650,000	671,125
DISH DBS Corp. 4.25%, 04/01/2018	1,500,000	1,541,805
Virgin Media Finance PLC 6.00%, 10/15/2024 (c) (d)	650,000	671,938
		5,487,992
MEDIA DIVERSIFIED & SERVICES - 0.16%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	450,000	451,404

METALS & MINING EXCLUDING STEEL - 0.49%
Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, 12/15/2023 (d)	1,350,000	1,421,685

PACKAGING - 0.69%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.85%, 12/15/2019 (b) (c) (d)	900,000	915,750
4.067%, 05/15/2021 (b) (c) (d)	400,000	412,500
Reynolds Group Holdings, Inc. 6.875%, 02/15/2021	648,135	666,933
		1,995,183
REITS - 0.28%
VEREIT Operating Partnership LP 4.125%, 06/01/2021	800,000	816,000

SUPPORT - SERVICES - 0.51%
Hertz Corp. 6.75%, 04/15/2019	503,000	504,257
United Rentals North America, Inc. 7.625%, 04/15/2022	213,000	225,248
West Corp. 4.75%, 07/15/2021 (d)	725,000	743,125
		1,472,630
TECHNOLOGY - 0.77%
Diamond 1 Finance Corp / Diamond 2 Finance Corp. 4.42%, 06/15/2021 (d)	750,000	776,826
First Data Corp. 6.75%, 11/01/2020 (d)	500,000	519,789
NCR Corp. 4.625%, 02/15/2021	900,000	919,575
		2,216,190

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.31%
Sprint Communications, Inc. 9.00%, 11/15/2018 (d)	650,000	718,250
T-Mobile USA, Inc. 6.464%, 04/28/2019	2,500,000	2,546,874
Wind Acquisition Finance S.A. 6.50%, 04/30/2020 (c) (d)	500,000	521,250
		3,786,374
TOTAL CORPORATE BONDS (Cost $29,249,531)		29,818,111

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.99%

MONEY MARKET FUND - 3.99%
Fidelity Government Portfolio - Institutional Class, 0.39% (b) (f)	11,563,241	11,563,241
TOTAL SHORT-TERM INVESTMENTS (Cost $11,563,241)		11,563,241

COMMON STOCKS - 0.20%

FINANCE - SERVICES - 0.09%
RCS Capital Corp. (a) (h)	17,405	252,373

FORESTRY & PAPER - 0.10%
Verso Corp. (a)	40,879	290,240

UTILITIES - GAS - 0.01%
Southcross Energy Partners, L.P. (a) (h)	63	23,625
Southcross Energy Partners, L.P. (a) (h)	63	–
		23,625
TOTAL COMMON STOCKS (Cost $1,987,680)		566,238
Total Investments (Cost $269,529,970) - 93.05%		269,502,898
Other Assets in Excess of Liabilities - 6.95%		20,138,310
TOTAL NET ASSETS - 100.00%		$289,641,208

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2016.
(c)	U.S. traded security of a foreign issuer.
(d)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2016 the value of these investments as $13,348,340 or 4.61% of net assets.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
December 31, 2016 the value of these investments was $15,712,868 or 5.42% of net assets.
(f)	Rate shown is the 7-day yield as of December 31, 2016.
(g)	Represents a security in default.
(h)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisor Series Trust.

Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$269,529,970
Gross unrealized appreciation	4,776,635
Gross unrealized depreciation	(4,803,707)
Net unrealized appreciation	$(27,072)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Level 3 Reconciliation Disclosure

	Common Stocks	Bank Loans	Total
Balance as of September 30, 2016	$131,483	$1,117,744	$1,249,227
Accrued discounts/premiums	-	10,925	10,925
Change in unrealized appreciation	143,632	124,003	267,635
Purchases	-	16,723	16,723
Balance as of December 31, 2016	$275,115	$1,269,395	$1,544,510

Change in unrealized appreciation during the period for
Level 3 investments held at December 31, 2016	$267,635

The Level 3 investments as of December 31, 2016 represented 0.53% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Short Duration High Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 77.05%

AEROSPACE & DEFENSE - 1.09%
Kratos Defense & Security Solutions, Inc. 7.00%, 05/15/2019	$108,000	$105,030
Orbital ATK, Inc. 5.25%, 10/01/2021	2,400,000	2,498,700
TransDigm, Inc. 6.00%, 07/15/2022	700,000	731,500
		3,335,230
AUTOMOTIVE - 2.05%
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019	550,000	556,664
7.75%, 11/15/2019	600,000	666,750
Dana, Inc. 5.375%, 09/15/2021	900,000	936,000
General Motors Financial Company, Inc. 4.75%, 08/15/2017	1,250,000	1,273,902
Goodyear Tire & Rubber Co. 7.00%, 05/15/2022	1,200,000	1,269,000
IHO Verwaltungs GmbH 4.125%, 09/15/2021 (b)	375,000	379,688
Sonic Automotive, Inc. 7.00%, 07/15/2022	1,100,000	1,157,750
		6,239,754
BEVERAGE & FOOD - 1.53%
B&G Foods, Inc. 4.625%, 06/01/2021	600,000	615,000
Constellation Brands, Inc. 7.25%, 05/15/2017	700,000	714,875
Dean Foods Co. 6.90%, 10/15/2017	100,000	103,100
DS Services of America, Inc. 10.00%, 09/01/2021	750,000	825,937
Post Holdings, Inc.
6.75%, 12/01/2021	600,000	642,000
6.00%, 12/15/2022	1,000,000	1,047,500
Yum! Brands, Inc. 6.25%, 03/15/2018	700,000	733,250
		4,681,662
BUILDING & CONSTRUCTION - 1.83%
Lennar Corp.
4.75%, 12/15/2017	1,100,000	1,122,000
4.125%, 12/01/2018	950,000	976,125
Standard Pacific Corp. 8.375%, 05/15/2018	950,000	1,035,500
Toll Brothers Finance Corp.
4.00%, 12/31/2018	750,000	771,563
6.75%, 11/01/2019	350,000	384,562
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/2019	1,275,000	1,303,688
		5,593,438
BUILDING MATERIALS - 1.10%
American Builders & Contractors Supply Co, Inc. 5.625%, 04/15/2021	1,250,000	1,293,750
HD Supply, Inc. 5.25%, 12/15/2021	1,215,000	1,286,381
Standard Industries, Inc. 5.125%, 02/15/2021	600,000	628,500
USG Corp. 9.50%, 01/15/2018 (a)	150,000	159,563
		3,368,194
CHEMICALS - 0.23%
Platform Specialty Products Corp. 10.375%, 05/01/2021	625,000	693,750

CONSUMER PRODUCTS - 1.02%
ACCO Brands Corp. 6.75%, 04/30/2020	1,175,000	1,236,687
NBTY, Inc. 7.625%, 05/15/2021	525,000	544,688
Prestige Brands, Inc. 5.375%, 12/15/2021	1,300,000	1,345,500
		3,126,875
ENVIRONMENTAL - 1.95%
Clean Harbors, Inc. 5.25%, 08/01/2020	1,620,000	1,659,285
Covanta Holding Corp.
7.25%, 12/01/2020	1,425,000	1,455,994
6.375%, 10/01/2022	700,000	713,783
GFL Environmental, Inc. 9.875%, 02/01/2021 (b)	1,925,000	2,127,125
		5,956,187

FINANCE - BANKING - 3.04%
Ally Financial, Inc.
5.50%, 02/15/2017	50,000	50,219
6.25%, 12/01/2017	1,175,000	1,220,531
4.75%, 09/10/2018	1,325,000	1,368,063
3.50%, 01/27/2019	500,000	503,750
3.75%, 11/18/2019	250,000	251,695
8.00%, 03/15/2020	1,700,000	1,929,500
4.25%, 04/15/2021	350,000	354,156
CIT Group, Inc.
5.25%, 03/15/2018	950,000	986,812
6.625%, 04/01/2018	732,000	773,175
5.00%, 05/15/2018 (e)	700,000	710,500
5.50%, 02/15/2019	750,000	793,125
Lincoln Finance, Ltd. 7.375%, 04/15/2021 (b)	300,000	320,625
		9,262,151
FINANCE - SERVICES - 4.71%
AerCap Aviation Solutions B.V. 6.375%, 05/30/2017 (b)	950,000	968,050
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.25%, 07/01/2020 (b)	1,125,000	1,158,750
Aircastle Ltd.
6.75%, 04/15/2017 (b)	950,000	960,171
4.625%, 12/15/2018 (b)	800,000	837,000
6.25%, 12/01/2019 (b)	800,000	866,000
International Lease Finance Corp.
8.75%, 03/15/2017 (a)	100,000	101,425
8.875%, 09/01/2017	800,000	837,000
7.125%, 09/01/2018	225,000	243,000
6.25%, 05/15/2019	675,000	727,313
Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.50%, 08/01/2018	1,000,000	1,017,500
Navient Corp.
8.45%, 06/15/2018	1,000,000	1,080,000
5.50%, 01/15/2019	600,000	624,000
8.00%, 03/25/2020	875,000	972,912
OneMain Financial Holdings, LLC 6.75%, 12/15/2019	1,600,000	1,674,000
Springleaf Finance Corp. 6.90%, 12/15/2017	900,000	940,770
Starwood Property Trust, Inc. 5.00%, 12/15/2021	1,350,000	1,371,465
		14,379,356
FOOD & DRUG RETAILERS - 0.53%
Rite Aid Corp. 6.75%, 06/15/2021	1,550,000	1,629,293

GAMING - 3.51%
Churchill Downs, Inc. 5.375%, 12/15/2021	1,950,000	2,032,875
GLP Capital LP / GLP Financing II, Inc.
4.375%, 11/01/2018	1,400,000	1,455,566
4.375%, 04/15/2021	350,000	364,000
International Game Technology 7.50%, 06/15/2019	1,178,000	1,301,690
International Game Technology PLC 5.625%, 02/15/2020 (b) (e)	428,000	453,680
Isle of Capri Casinos, Inc.
8.875%, 06/15/2020	500,000	525,000
5.875%, 03/15/2021	2,200,000	2,278,375
MGM Resorts International
8.625%, 02/01/2019	1,450,000	1,636,687
6.75%, 10/01/2020	605,000	674,575
		10,722,448
GENERAL INDUSTRIAL MANUFACTURING - 1.29%
Anixter, Inc. 5.625%, 05/01/2019	1,700,000	1,785,000
Case New Holland Industrial, Inc. 7.875%, 12/01/2017	1,300,000	1,371,500
CNH Industrial Capital LLC 3.875%, 07/16/2018	750,000	764,062
		3,920,562

HEALTHCARE - 7.96%
Alere, Inc. 7.25%, 07/01/2018	355,000	359,659
Capsugel S.A. 7.00%, 05/15/2019 (b)	464,000	468,350
Centene Corp. 5.625%, 02/15/2021	2,375,000	2,503,012
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	1,750,000	1,835,312
Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022	700,000	647,500
Fresenius Medical Care US Finance II, Inc. 6.50%, 09/15/2018	725,000	770,313
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/2017	950,000	978,500
Grifols Worldwide Operations Ltd 5.25%, 04/01/2022 (b)	200,000	208,000
HCA, Inc.
3.75%, 03/15/2019	1,000,000	1,030,000
4.25%, 10/15/2019	2,000,000	2,085,000
6.50%, 02/15/2020	2,350,000	2,576,775
LifePoint Health, Inc. 5.50%, 12/01/2021	350,000	364,219
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	1,025,000	1,028,844
4.875%, 04/15/2020 (b)	450,000	453,937
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 02/15/2022	1,550,000	1,608,125
Sabra Health Care LP / Sabra Capital Corp. 5.50%, 02/01/2021	300,000	309,000
Service Corp. International 7.625%, 10/01/2018	175,000	192,063
Tenet Healthcare Corp.
6.25%, 11/01/2018	600,000	636,000
5.00%, 03/01/2019	250,000	245,000
4.35%, 06/15/2020 (a)	600,000	607,500
6.00%, 10/01/2020	450,000	472,500
7.50%, 01/01/2022	1,300,000	1,358,500
Universal Health Services, Inc. 4.75%, 08/01/2022	1,000,000	1,017,500
VPI Escrow Corp. 6.375%, 10/15/2020	350,000	302,421
VPII Escrow Corp. 6.75%, 08/15/2018 (b)	1,950,000	1,857,375
VRX Escrow Corp. 5.375%, 03/15/2020 (b)	425,000	361,250
		24,276,655
HOTELS - 1.03%
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/2021	1,850,000	1,911,172
RHP Hotel Properties LP / RHP Finance Corp. 5.00%, 04/15/2021	1,200,000	1,224,000
		3,135,172
LEISURE & ENTERTAINMENT - 0.97%
Cedar Fair LP / Canda's Wonderland Co. / Magnum Management Corp. 5.25%, 03/15/2021	500,000	516,504
NCL Corp. Ltd. 4.75%, 12/15/2021 (b)	875,000	876,645
Six Flags Entertainment Corp. 5.25%, 01/15/2021	1,546,000	1,581,171
		2,974,320
MEDIA - BROADCAST - 3.29%
LIN Television Corp. 6.375%, 01/15/2021	1,000,000	1,036,250
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	725,000	752,187
6.125%, 02/15/2022	550,000	572,000
Sinclair Television Group, Inc.
5.375%, 04/01/2021	1,925,000	1,987,563
6.125%, 10/01/2022	50,000	52,375
Sirius XM Radio, Inc. 5.75%, 08/01/2021	950,000	991,278
TEGNA, Inc.
5.125%, 10/15/2019	1,650,000	1,695,375
5.125%, 07/15/2020	600,000	623,250
Univision Communications, Inc. 6.75%, 09/15/2022	2,200,000	2,318,250
		10,028,528

MEDIA - CABLE - 7.20%
Block Communications, Inc. 7.25%, 02/01/2020	800,000	814,000
Cablevision Systems Corp.
8.625%, 09/15/2017	1,100,000	1,145,375
7.75%, 04/15/2018	2,775,000	2,934,563
8.00%, 04/15/2020	600,000	660,000
CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 01/31/2022	1,925,000	1,997,187
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 09/15/2020	2,600,000	2,684,500
CSC Holdings, LLC 7.625%, 07/15/2018	800,000	856,000
DISH DBS Corp.
4.625%, 07/15/2017	900,000	912,375
4.25%, 04/01/2018	950,000	976,476
7.875%, 09/01/2019	1,600,000	1,780,000
5.125%, 05/01/2020	425,000	440,938
6.75%, 06/01/2021	550,000	598,125
Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.50%, 04/15/2021	1,657,000	1,700,496
Midcontinent Communications / Midcontinent Finance Corp. 6.25%, 08/01/2021	1,760,000	1,852,400
STARZ, LLC / STARZ Financial Corp. 5.00%, 09/15/2019	1,250,000	1,264,063
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/2020	1,300,000	1,353,625
		21,970,123
MEDIA DIVERSIFIED & SERVICES - 2.10%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	500,000	501,560
Lamar Media Corp. 5.875%, 02/01/2022	900,000	929,250
Match Group, Inc. 6.75%, 12/15/2022	2,200,000	2,329,250
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	600,000	611,250
5.50%, 10/01/2021 (b)	1,950,000	2,030,438
		6,401,748
METALS & MINING EXCLUDING STEEL - 0.35%
Teck Resources Ltd. 8.00%, 06/01/2021 (b)	975,000	1,074,938

NON-FOOD & DRUG RETAILERS - 1.65%
Dollar Tree, Inc. 5.25%, 03/01/2020	800,000	825,000
Michaels Stores, Inc. 5.875%, 12/15/2020	2,640,000	2,722,500
QVC, Inc. 3.125%, 04/01/2019	160,000	161,752
William Carter Co. 5.25%, 08/15/2021	1,260,000	1,311,975
		5,021,227
OIL & GAS - 0.38%
Whiting Petroleum Corp. 5.00%, 03/15/2019	1,150,000	1,160,247

PACKAGING - 3.49%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.25%, 01/31/2019 (b)	200,000	204,000
3.85%, 12/15/2019 (a) (b)	1,350,000	1,373,625
6.75%, 01/31/2021 (b)	1,750,000	1,811,250
4.067%, 05/15/2021 (a) (b)	500,000	515,625
Ball Corp. 4.375%, 12/15/2020	350,000	367,062
Greif, Inc. 6.75%, 02/01/2017	750,000	752,812
Reynolds Group Holdings, Inc. 6.875%, 02/15/2021	842,576	867,012
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	2,475,000	2,555,438
4.38%, 07/15/2021 (a)	650,000	666,250
Signode Industrial Group Lux S.A. 6.375%, 05/01/2022	700,000	701,750
Silgan Holdings, Inc. 5.00%, 04/01/2020	825,000	843,563
		10,658,387
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.57%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.50%, 04/15/2019	1,300,000	1,343,875
5.25%, 12/01/2021	380,000	391,400
		1,735,275
REITS - 0.66%
VEREIT Operating Partnership LP
3.00%, 02/06/2019	1,000,000	1,000,000
4.125%, 06/01/2021	1,000,000	1,020,000
		2,020,000

RESTAURANTS - 1.21%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 6.00%, 04/01/2022 (b)	2,275,000	2,383,062
Brinker International, Inc. 2.60%, 05/15/2018	1,300,000	1,306,175
		3,689,237
SUPPORT - SERVICES - 5.08%
AECOM 5.75%, 10/15/2022	1,125,000	1,194,750
Alliance Data Systems Corp.
5.25%, 12/01/2017	1,593,000	1,620,877
6.375%, 04/01/2020	800,000	815,000
5.875%, 11/01/2021	1,250,000	1,271,875
Aramark Services, Inc. 5.75%, 03/15/2020	411,000	419,991
Ashtead Capital, Inc. 6.50%, 07/15/2022	1,350,000	1,420,875
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. 3.592%, 12/01/2017 (a)	500,000	500,625
Carlson Wagonlit B.V. 6.875%, 06/15/2019 (b)	525,000	543,049
FTI Consulting, Inc. 6.00%, 11/15/2022	600,000	626,250
Hertz Corp.
6.75%, 04/15/2019	700,000	701,750
5.875%, 10/15/2020	1,750,000	1,719,375
Iron Mountain, Inc.
6.00%, 10/01/2020	2,100,000	2,220,750
4.375%, 06/01/2021	900,000	922,500
United Rentals North America, Inc. 7.625%, 04/15/2022	195,000	206,213
West Corp. 4.75%, 07/15/2021	1,275,000	1,306,875
		15,490,755
TECHNOLOGY - 3.37%
CDK Global, Inc. 3.80%, 10/15/2019 (a)	1,150,000	1,164,375
CDW LLC / CDW Finance Corp. 6.00%, 08/15/2022	1,050,000	1,114,313
CommScope, Inc. 4.375%, 06/15/2020	225,000	230,625
Dell, Inc. 5.65%, 04/15/2018	500,000	521,125
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
4.42%, 06/15/2021	500,000	517,884
5.875%, 06/15/2021	500,000	532,148
First Data Corp. 6.75%, 11/01/2020	1,900,000	1,975,196
NCR Corp.
4.625%, 02/15/2021	950,000	970,663
5.875%, 12/15/2021	825,000	867,281
Nuance Communications, Inc. 5.375%, 08/15/2020	600,000	617,625
NXP B.V. / NXP Funding, LLC
3.75%, 06/01/2018 (b)	728,000	740,740
4.125%, 06/01/2021 (b)	1,000,000	1,035,000
		10,286,975
TELECOMMUNICATIONS - SATELLITES - 1.65%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,880,224
7.625%, 06/15/2021	1,050,000	1,156,312
ViaSat, Inc. 6.875%, 06/15/2020	1,925,000	1,983,953
		5,020,489
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 6.80%
Altice Luxembourg SA 7.75%, 05/15/2022 (b)	1,150,000	1,230,500
CenturyLink, Inc.
6.00%, 04/01/2017	325,000	328,656
5.625%, 04/01/2020	800,000	849,000
CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022	700,000	740,250
DuPont Fabros Technology LP 5.875%, 09/15/2021	850,000	889,844
Level 3 Financing, Inc.
4.407%, 01/15/2018 (a)	150,000	150,281
6.125%, 01/15/2021	2,100,000	2,181,375
SFR Group S.A. 6.00%, 05/15/2022 (b)	650,000	669,500
SoftBank Group Corp. 4.50%, 04/15/2020 (b)	1,400,000	1,438,500
Sprint Communications, Inc.
8.375%, 08/15/2017	800,000	831,000
9.00%, 11/15/2018	700,000	773,500
6.90%, 05/01/2019	1,550,000	1,644,937
7.00%, 08/15/2020	500,000	531,305

Sprint Spectrum Co. LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 3.36%, 03/20/2023	1,250,000	1,255,463
T-Mobile USA, Inc.
6.464%, 04/28/2019	1,175,000	1,197,031
6.542%, 04/28/2020	350,000	360,937
6.633%, 04/28/2021	2,500,000	2,615,625
6.125%, 01/15/2022	575,000	608,063
Wind Acquisition Finance S.A.
6.50%, 04/30/2020 (b)	1,750,000	1,824,375
7.375%, 04/23/2021 (b)	600,000	625,500
		20,745,642
UTILITIES - ELECTRIC - 1.91%
AES Corp.
3.842%, 06/01/2019 (a)	1,735,000	1,739,337
7.375%, 07/01/2021	444,000	496,792
Calpine Corp. 6.00%, 01/15/2022	1,300,000	1,363,375
Dynegy, Inc. 6.75%, 11/01/2019	950,000	971,375
NRG Energy, Inc.
7.625%, 01/15/2018	288,000	306,000
7.875%, 05/15/2021	441,000	461,948
Talen Energy Supply, LLC 4.625%, 07/15/2019	500,000	476,250
		5,815,077
UTILITIES - GAS - 3.50%
AmeriGas Finance, LLC / AmeriGas Finance Corp. 7.00%, 05/20/2022	393,000	414,369
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00%, 12/15/2020	675,000	695,250
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 07/15/2019	1,500,000	1,496,250
NuStar Logistics, L.P. 8.15%, 04/15/2018	1,425,000	1,528,313
Rockies Express Pipeline LLC
6.85%, 07/15/2018	185,000	196,331
6.00%, 01/15/2019	1,750,000	1,846,250
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 08/01/2021	600,000	622,500
Sunoco LP / Sunoco Finance Corp.
5.50%, 08/01/2020	1,100,000	1,123,375
6.25%, 04/15/2021	450,000	459,563
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	1,100,000	1,168,750
5.875%, 10/01/2020	291,000	300,457
6.125%, 10/15/2021	775,000	815,688
		10,667,096
TOTAL CORPORATE BONDS (Cost $233,437,313)		235,080,791

BANK LOANS - 12.32%

AEROSPACE & DEFENSE - 0.46%
B/E Aerospace, Inc. 3.787%, 12/16/2021 (a)	900,000	906,075
TransDigm, Inc. 3.821%, 02/28/2020 (a)	493,573	497,968
		1,404,043
AUTOMOTIVE - 0.01%
Goodyear Tire & Rubber Co. 3.86%, 04/30/2019 (a)	16,667	16,910

BEVERAGE & FOOD - 0.39%
AdvancePierre Foods, Inc. 4.50%, 05/26/2023 (a)	481,563	489,930
Allflex Holdings III, Inc. 4.25%, 07/17/2020 (a)	685,823	689,897
		1,179,827
CHEMICALS - 0.43%
Nexeo Solutions, LLC 5.25%, 05/17/2023 (a)	895,500	904,455
Orion Engineered Carbons 4.75%, 07/23/2021 (a)	422,487	425,062
		1,329,517
CONSUMER PRODUCTS - 0.25%
NBTY, Inc. 5.00%, 05/31/2023 (a)	746,250	753,597

ENVIRONMENTAL - 0.54%
Waste Industries USA, Inc. 3.52%, 02/27/2020 (a)	491,250	494,858
Wheelabrator Technologies
5.00%, 12/17/2021 (a)	1,086,896	1,092,102
5.00%, 12/17/2021 (a)	48,799	49,034
		1,635,994
FINANCE - INSURANCE - 0.31%
HUB International Ltd. 4.00%, 10/02/2020 (a)	489,924	494,407
National Financial Partners Corp. 6.25%, 07/01/2020 (a)	440,983	445,669
		940,076
FINANCE - SERVICES - 0.26%
AlixPartners LLP 4.00%, 07/28/2022 (a)	790,020	797,991

FOOD & DRUG RETAILERS - 0.19%
BJ's Wholesale Club, Inc. 4.50%, 09/26/2019 (a)	575,221	581,603

GAMING - 0.73%
Amaya B.V. 5.00%, 08/02/2021 (a)	834,678	839,490
Aristocrat International Pty Ltd. 3.631%, 10/20/2021 (a)	461,538	467,211
Station Casinos, LLC 3.75%, 06/30/2023 (a)	895,500	908,601
		2,215,302
GENERAL INDUSTRIAL MANUFACTURING - 0.41%
Gardner Denver, Inc. 4.25%, 07/30/2020 (a)	193,500	191,873
WTG Holdings III Corp. 4.75%, 01/15/2021 (a)	1,039,072	1,048,169
		1,240,042
HEALTHCARE - 1.64%
Acadia Healthcare 3.75%, 02/28/2022 (a)	793,924	801,863
Air Medical Group Holdings, Inc. 4.25%, 04/28/2022 (a)	744,332	744,448
MPH Acquisition Holdings, LLC 5.00%, 06/07/2023 (a)	1,299,135	1,323,962
Patheon, Inc. 4.25%, 03/11/2021 (a)	248,724	250,953
Pharmaceutical Product Development, LLC 4.25%, 08/18/2022 (a)	992,443	1,004,849
Team Health, Inc. 3.75%, 05/25/2021 (a)	893,250	895,671
		5,021,746
LEISURE & ENTERTAINMENT - 0.28%
Formula One Group 4.75%, 07/30/2021 (a)	850,000	859,894

MEDIA - BROADCAST - 0.33%
Univision Communications, Inc. 4.00%, 03/01/2020 (a)	989,409	996,122

MEDIA - CABLE - 0.33%
WideOpenWest Finance, LLC 4.50%, 08/05/2023 (a)	997,500	1,009,610

MEDIA DIVERSIFIED & SERVICES - 0.84%
Ancestry.com Operations, Inc. 5.25%, 10/13/2023 (a)	1,120,000	1,133,647
IMG Worldwide, Inc. 5.25%, 05/06/2021 (a)	1,429,324	1,447,197
		2,580,844
PACKAGING - 0.44%
Husky Injection Moldings Systems Ltd. 4.25%, 06/30/2021 (a)	615,639	620,192
Mauser Group 4.50%, 07/31/2021 (a)	342,125	345,546
Signode Industrial Group Lux S.A. 4.00%, 04/30/2021 (a)	389,398	393,292
		1,359,030
PRINTING & PUBLISHING - 0.13%
McGraw Hill Global Education Holdings, LLC 5.00%, 05/31/2022 (a)	398,000	399,120

STEEL PRODUCERS & PRODUCTS - 0.16%
Zekelman Industries, Inc. 6.00%, 06/07/2021 (a)	497,500	503,097

SUPPORT - SERVICES - 1.99%
Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021 (a)	738,703	742,581
Asurion, LLC
4.02%, 07/08/2020 (a)	43,748	44,192
5.00%, 08/04/2022 (a)	557,452	565,605
4.75%, 10/31/2023 (a)	154,613	157,009
Camelot Finance LP 4.75%, 09/15/2023 (a)	967,575	980,676
Coinmach Service Corp. 4.253%, 11/14/2019 (a)	588,000	587,106
Garda World Security Corp.
4.004%, 11/06/2020 (a)	211,366	211,960
4.004%, 11/06/2020 (a)	36,716	36,820
Information Resources, Inc. 5.25%, 12/20/2023 (e)	1,200,000	1,210,500
Moneygram International, LLC 4.25%, 03/27/2020 (a)	529,814	524,958
TransUnion, LLC 3.50%, 04/09/2021 (a)	992,358	1,002,639
		6,064,046
TECHNOLOGY - 0.56%
Avago Technologies Cayman Finance Ltd. 3.524%, 02/01/2023 (a)	673,028	683,672
Rackspace Hosting, Inc. 4.50%, 11/03/2023 (e)	1,000,000	1,014,480
		1,698,152
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.04%
Communications Sales & Leasing, Inc. 4.50%, 10/24/2022 (a)	991,266	1,006,878
Lightower Fiber Networks 4.088%, 04/13/2020 (a)	144,750	145,926
SFR Group S.A.
5.002%, 01/08/2024 (a)	995,000	1,009,841
4.038%, 01/14/2025 (a)	1,000,000	1,009,940
		3,172,585
TRANSPORTATION EXCLUDING AIR & RAIL - 0.34%
XPO Logistics, Inc. 4.25%, 10/30/2021 (a)	1,015,991	1,030,834

UTILITIES - ELECTRIC - 0.26%
Lightstone Generation LLC
6.50%, 12/15/2023 (a)	69,565	70,551
6.50%, 01/31/2024 (a)	730,435	740,781
		811,332
TOTAL BANK LOANS (Cost $36,969,508)		37,601,314

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 8.16%

Money Market Fund - 8.16%
Fidelity Government Portfolio - Institutional Class, 0.39% (a) (f)	24,893,271	24,893,271
TOTAL SHORT-TERM INVESTMENTS (Cost $24,893,271)		24,893,271
Total Investments (Cost $295,300,092) - 97.53%		297,575,376
Other Assets in Excess of Liabilities - 2.47%		7,541,196
TOTAL NET ASSETS - 100.00%		$305,116,572

Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2016.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2016 the value of these investments as $82,181,405 or 26.93% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
December 31, 2016 the value of these investments was $5,080,874 or 1.67% of net assets
(e)	Represents a step bond. The rate shown represents the rate as of December 31, 2016.
(f)	Rate shown is the 7-day yield as of December 31, 2016.

Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$295,300,092
Gross unrealized appreciation	2,804,777
Gross unrealized depreciation	(529,493)
Net unrealized appreciation	$2,275,284

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at December 31, 2016 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.   Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of December 31, 2016:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$-	$-	$252,373	$252,373
Manufacturing	290,240	-	-	290,240
Utilities	-	-	23,625	23,625
Total Common Stock	290,240	-	275,998	566,238
Fixed Income
Bank Loan Obligations	-	226,286,796	1,268,512	227,555,308
Corporate Bonds	-	29,818,111	-	29,818,111
Total Fixed Income	-	256,104,907	1,268,512	257,373,419
Short-Term Investments	11,563,241	-	-	11,563,241
Total Investments	$11,853,481	$256,104,907	$1,544,510	$269,502,898

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.  Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2016.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$37,601,314	$-	$37,601,314
Corporate Bonds	-	235,080,791		235,080,791
Total Fixed Income	-	272,682,105	-	272,682,105
Short-Term Investments	24,893,271	-	-	24,893,271
Total Investments	$24,893,271	$272,682,105	$-	$297,575,376

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.  Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2016. There were no level 3 securities held in the Fund during the period ended December 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date  2/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  2/17/17

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  2/17/17

* Print the name and title of each signing officer under his or her signature.